Business Combination and Branch Sales - Carrying Value of Loans Acquired in Transfer (Detail) $ in Thousands	Oct. 09, 2015 USD ($)
Business Acquisition [Line Items]
Fair value of acquired loans	$ 89,901
Commercial Real Estate [Member]
Business Acquisition [Line Items]
Fair value of acquired loans	13,018
Commercial and Industrial [Member]
Business Acquisition [Line Items]
Fair value of acquired loans	425
Residential Real Estate [Member]
Business Acquisition [Line Items]
Fair value of acquired loans	71,259
Consumer [Member]
Business Acquisition [Line Items]
Fair value of acquired loans	5,025
Agricultural [Member]
Business Acquisition [Line Items]
Fair value of acquired loans	174
Non Credit Impaired Loans [Member]
Business Acquisition [Line Items]
Fair value of acquired loans	88,261
Non Credit Impaired Loans [Member] | Commercial Real Estate [Member]
Business Acquisition [Line Items]
Fair value of acquired loans	12,300
Non Credit Impaired Loans [Member] | Commercial and Industrial [Member]
Business Acquisition [Line Items]
Fair value of acquired loans	425
Non Credit Impaired Loans [Member] | Residential Real Estate [Member]
Business Acquisition [Line Items]
Fair value of acquired loans	70,368
Non Credit Impaired Loans [Member] | Consumer [Member]
Business Acquisition [Line Items]
Fair value of acquired loans	4,994
Non Credit Impaired Loans [Member] | Agricultural [Member]
Business Acquisition [Line Items]
Fair value of acquired loans	174
Purchase Credit Impaired Loans [Member]
Business Acquisition [Line Items]
Fair value of acquired loans	1,640
Purchase Credit Impaired Loans [Member] | Commercial Real Estate [Member]
Business Acquisition [Line Items]
Fair value of acquired loans	718
Purchase Credit Impaired Loans [Member] | Residential Real Estate [Member]
Business Acquisition [Line Items]
Fair value of acquired loans	891
Purchase Credit Impaired Loans [Member] | Consumer [Member]
Business Acquisition [Line Items]
Fair value of acquired loans	$ 31